NET LOANS RECEIVABLE (Schedule of Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Impaired [Line Items]
Total impaired loans		$ 49
Allocated allowance on impaired loans
Average impaired loans	12	156
Income recognized on impaired loans	1	8
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with an allocated allowance
Impaired loans without an allocated allowance
Allocated allowance on impaired loans		15
Average impaired loans		107
Income recognized on impaired loans		5
First Mortgage Loans Construction [Member]
Financing Receivable, Impaired [Line Items]
Average impaired loans
Income recognized on impaired loans
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without an allocated allowance		49
Allocated allowance on impaired loans
Average impaired loans	12	49
Income recognized on impaired loans	1	3
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Impaired [Line Items]
Average impaired loans
Income recognized on impaired loans